ACQUISITION - Purchase Price Allocation (Details) - NewSchool - Ambow NSAD Inc ¥ in Thousands	Mar. 06, 2020 CNY (¥)
ACQUISITIONS [Line Items]
Cash and cash equivalents	¥ 23,755
Restricted cash	13,867
Accounts receivable	7,181
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	154,942
Deferred revenue	(4,811)
Accounts payable	(44)
Accrued and other liabilities	(11,785)
Income tax payable, current	(4,887)
Deferred tax liability	(9,419)
Operating lease liability	(83,723)
Total liabilities	(114,669)
Gain on bargain purchase	40,273
Software
Intangible assets:
Finite	1,879
Trademark
Intangible assets:
Indefinite	3,190
Accreditation
Intangible assets:
Finite	¥ 693
Amortization Period (in years)	10 years